Net financial results (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of finance income (cost) [text block]

	09/30/2026	09/30/2025
Financial expenses
Interest on loans, financing and debentures (1)	(4,364,050)	(4,194,406)
Premium expenses on early settlements (2)	(204,416)	(89,026)
Amortization of transaction costs	(117,573)	(75,916)
Interest expenses on lease liabilities (3)	(333,734)	(347,320)
Other	(333,900)	(363,271)
	(5,353,673)	(5,069,939)

Financial income
Cash and cash equivalents and marketable securities	1,382,280	1,144,245
Other	137,003	139,962
	1,519,283	1,284,207
Results from derivative financial instruments
Income	9,798,516	9,008,280
Expenses	(3,296,705)	(1,576,658)
	6,501,811	7,431,622
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	3,588,489	10,914,087
Leases	144,326	381,893
Other assets and liabilities (4)	(648,106)	(1,768,911)
	3,084,709	9,527,069
Net financial result	5,752,130	13,172,959
(1)Excludes R$50,725 arising from capitalized loan costs (R$205,409 as at September 30, 2025).
(2)R$121,752 related to the costs of early termination of the pre‑approved and undrawn credit facility with Finnvera.
(3)Includes R$201,609 eliminated resulting from the reclassification to the biological assets item for inclusion in the cost of formation (R$200,177 in the Consolidated as of September 30, 2025).
(4)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.